Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 08, 2022 Tranche shares	Jun. 30, 2022 USD ($) ReportableSegment BusinessActivity	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Deferred offering costs | $		$ 0	$ 1,446	$ 0
Percentage of tax benefit to be realized for recognition in the income statement			50.00%	50.00%
Number of business activities | BusinessActivity		1
Number of reportable segments | ReportableSegment		1
Maximum contingent earnout (in shares) | shares	2,000,000
Number of tranches of contingent earnout shares | Tranche	2
Number of contingent earnout shares per tranche (in shares) | shares	1,000,000
Contingent Consideration Tranche Two [Member]
Accounting Policies [Line Items]
Earnout period (in years)	3 years
Contingent Consideration Tranche One [Member]
Accounting Policies [Line Items]
Earnout period (in years)	2 years
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Deferred offering costs expensed | $			$ 2,200